Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions	Exempt Party-In-Interest Transactions
At December 31, 2025 and 2024, the Plan held 160,770 and 158,486 shares, respectively, of the Company's common stock. During the year ended December 31, 2025, the Plan recorded dividend income of approximately $0.5 million.
City National Bank of West Virginia, a subsidiary of the Company, is the trustee of the Plan's assets. Certain Plan investments are managed by Empower Capital Management, LLC.
Empower provides certain administrative services to the Plan pursuant to an agreement between the Company and Empower. Empower receives revenue credits from certain mutual fund service providers for services Empower provides to the funds. These revenue credits are allocated to Participant accounts proportionately based on the average daily balance of such accounts held in the applicable funds. Empower refers to the products and services offered by Empower Annuity Insurance Company of America and its subsidiaries, including Empower Retirement, LLC, Empower Trust Company, LLC and Empower Annuity Insurance Company.